SEWARD & KISSEL LLP

901 K Street, N.W

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

February 5, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	AB Bond Fund, Inc.
▪	AB Intermediate Bond Portfolio

▪ AB Limited Duration High Income Portfolio

▪	AB Income Fund
▪	AB Tax-Aware Fixed Income Portfolio

(File Nos. 2-48227 and 811-02383)

AB Global Bond Fund, Inc.

(File Nos. 33-45328 and 811-06554)

AB High Income Fund, Inc.

(File Nos. 33-72460 and 811-08188)

AB Unconstrained Bond Fund, Inc.

(File Nos. 33-63797 and 811-07391)

Dear Sir or Madam:

On behalf of the above-referenced AB Funds (the “Funds”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Funds that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to each Fund’s registration statement that was filed electronically with the Securities and Exchange Commission on January 30, 2019.

A definitive form of the Statement of Additional Information for the Funds will be filed separately pursuant to Rule 497(c).

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely, /s/ Joseph J. Nardello Joseph J. Nardello